CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 203,953,000	$ 283,589,000
Short-term investments	598,500,000	602,747,000
Accounts receivable	156,916,000	116,894,000
Other receivables, prepayments and deposits	14,714,000	14,889,000
Amounts due from related parties	$ 27,736,000	$ 28,462,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Parties [Member]	Related Parties [Member]
Inventories	$ 46,441,000	$ 50,258,000
Total current assets	1,048,260,000	1,096,839,000
Property, plant and equipment	94,815,000	99,727,000
Investment in an equity investee	80,519,000	48,411,000
Other non-current assets	37,274,000	34,796,000
Total assets	1,260,868,000	1,279,773,000
Current liabilities
Accounts payable	43,398,000	36,327,000
Other payables, accruals and advance receipts	249,218,000	271,399,000
Short-term bank borrowings	26,468,000	31,155,000
Deferred revenue	48,152,000	57,639,000
Other current liabilities	6,052,000	6,507,000
Total current liabilities	373,288,000	403,027,000
Long-term bank borrowings	55,632,000	48,189,000
Deferred revenue, non-current portion	60,625,000	69,480,000
Other non-current liabilities	19,305,000	15,690,000
Total liabilities	508,850,000	536,386,000
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 871,359,720 shares and 871,256,270 shares issued at June 30, 2024 and December 31, 2023 respectively	87,136,000	87,126,000
Additional paid-in capital	1,507,550,000	1,522,447,000
Accumulated losses	(845,068,000)	(870,869,000)
Accumulated other comprehensive loss	(9,534,000)	(8,163,000)
Total Company's shareholders' equity	740,084,000	730,541,000
Non-controlling interests	11,934,000	12,846,000
Total shareholders' equity	752,018,000	743,387,000
Total liabilities and shareholders' equity	$ 1,260,868,000	$ 1,279,773,000